FINANCIAL INSTRUMENTS - Financial Assets and Liabilities by Categories (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 815	€ 620
Financial liabilities	3,076	2,876
Trade payables and fixed asset payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,140	966
Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,895	1,868
Other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	41	42
At amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,035	2,834
At amortized cost | Trade payables and fixed asset payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,140	966
At amortized cost | Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,895	1,868
At amortized cost | Other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
At fair value through profit and loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	31	35
At fair value through profit and loss | Trade payables and fixed asset payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
At fair value through profit and loss | Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
At fair value through profit and loss | Other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	31	35
At fair value through OCI
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	10	7
At fair value through OCI | Trade payables and fixed asset payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
At fair value through OCI | Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
At fair value through OCI | Other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	10	7
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	213	202
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	578	386
Other financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	24	32
At amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	213	202
At amortized cost | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	213	202
At amortized cost | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
At amortized cost | Other financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
At fair value through profit and loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	24	31
At fair value through profit and loss | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
At fair value through profit and loss | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
At fair value through profit and loss | Other financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	24	31
At fair value through OCI
Disclosure of detailed information about financial instruments [line items]
Financial assets	578	387
At fair value through OCI | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
At fair value through OCI | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	578	386
At fair value through OCI | Other financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 0	€ 1